Fees Summary	Jan. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,869,000
Previously Paid Amount	0.00
Total Fee Amount	258.11
Total Offset Amount	0.00
Net Fee	258.11
Narrative - Max Aggregate Offering Price	$ 1,869,000
Final Prospectus	true